JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210

January 2, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”)
Small Company Growth Fund (the “Fund”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the "1933 Act"); and (2) the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 201 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 203 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register new Class A, Class C, Class I, and Class R6 shares of the Fund, reflect the change of the Fund’s name to Small Cap Growth Fund effective March 3, 2018, and reflect material changes to the Fund’s principal investment strategies and subadvisor. No fees are required in connection with this filing.

If you have any questions or comments, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee
Thomas Dee
Assistant Secretary